Segregated funds - Summary of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	$ 1,663
Additions (deductions):
Net assets at end of period	1,922	$ 1,663
Level 1 [member] | Segregated funds net assets [member]
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	1,663	1,368
Additions (deductions):
Deposits from policyholders	724	557
Net realized and unrealized gains (losses)	12	124
Interest and dividends	49	39
Payment to policyholders	(479)	(386)
Management and administrative fees	(47)	(39)
Net assets at end of period	$ 1,922	$ 1,663